UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21195
                                                     ----------

                               UBS M2 Fund L.L.C.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
          ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Mark D. Goldstein, Esq.
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
          ------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-713-9036
                                                            ------------
                   Date of fiscal year end: December 31, 2003
                                            -----------------
                     Date of reporting period: June 30, 2003
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

                               UBS M2 FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)


                      FOR THE PERIOD FROM FEBRUARY 1, 2003
                          (COMMENCEMENT OF OPERATIONS)
                              THROUGH JUNE 30, 2003

                               UBS M2 FUND, L.L.C
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)


                      FOR THE PERIOD FROM FEBRUARY 1, 2003
                          (COMMENCEMENT OF OPERATIONS)
                              THROUGH JUNE 30, 2003



                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital .....................    1

Statement of Operations ...................................................    2

Statement of Changes in Members' Capital ..................................    3

Statement of Cash Flows ...................................................    4

Notes to Financial Statements .............................................    5

                                                             UBS M2 FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------

ASSETS

Investments in funds, at value (cost $123,000,000)                  $126,066,532
Cash and cash equivalents                                             48,223,284
Interest receivable                                                        3,351
Other assets                                                               1,195
--------------------------------------------------------------------------------

TOTAL ASSETS                                                         174,294,362
--------------------------------------------------------------------------------

LIABILITIES

Payables:
   Organization costs                                                    338,634
   Investment management fee                                             207,616
   Professional fees                                                      74,510
   Administrator fee                                                      42,955
   Administration fee                                                     27,183
   Other                                                                   6,491
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                        697,389
--------------------------------------------------------------------------------

NET ASSETS                                                          $173,596,973
--------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                           $170,530,441
Accumulated net unrealized appreciation on investments                 3,066,532
--------------------------------------------------------------------------------

TOTAL MEMBERS' CAPITAL                                              $173,596,973
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                             UBS M2 FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

 PERIOD FROM FEBRUARY 1, 2003 (COMMENCEMENT OF OPERATIONS) THROUGH JUNE 30, 2003

--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                            $    84,475
-------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                  84,475
-------------------------------------------------------------------------------

EXPENSES


Investment management fee                                               655,812
Organization costs                                                      432,080
Administrator fee                                                       135,685
Professional fees                                                        75,000
Administration fee                                                       45,860
Miscellaneous                                                            19,425
-------------------------------------------------------------------------------

TOTAL EXPENSES                                                        1,363,862
-------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                  (1,279,387)
-------------------------------------------------------------------------------

UNREALIZED GAIN FROM INVESTMENTS

Change in net unrealized appreciation/depreciation
  from investments                                                    3,066,532
-------------------------------------------------------------------------------

NET UNREALIZED GAIN FROM INVESTMENTS                                  3,066,532
-------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL
       DERIVED FROM OPERATIONS                                      $ 1,787,145
-------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                             UBS M2 FUND, L.L.C.
                                        STATEMENT OF CHANGES IN MEMBERS' CAPITAL
                       PERIOD FROM FEBRUARY 1, 2003 (COMMENCEMENT OF OPERATIONS)
                                               THROUGH JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        UBS FUND
                                                      ADVISOR, L.L.C.    MEMBERS            TOTAL
-----------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT FEBRUARY 1, 2003
         (COMMENCEMENT OF OPERATIONS)                  $       --      $         --      $         --

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                      (3,530)       (1,275,857)       (1,279,387)
  Change in net unrealized
         appreciation/depreciation from investments        21,359         3,045,173         3,066,532
-----------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                           17,829         1,769,316         1,787,145
-----------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                  1,000,000       170,813,579       171,813,579
  Offering costs                                              (32)           (3,719)           (3,751)
-----------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                        999,968       170,809,860       171,809,828
-----------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2003                      $1,017,797      $172,579,176      $173,596,973
-----------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                             UBS M2 FUND, L.L.C.
                                                         STATEMENT OF CASH FLOWS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

 PERIOD FROM FEBRUARY 1, 2003 (COMMENCEMENT OF OPERATIONS) THROUGH JUNE 30, 2003

--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' capital derived from operations               $   1,787,145
Adjustments to reconcile net increase in Members' capital
  derived from operations to net cash used in operating activities:
Purchases of investments                                                (123,000,000)
Change in net unrealized appreciation/depreciation on investments         (3,066,532)
Changes in assets and liabilities:
Increase/(decrease) in assets:
      Interest receivable                                                     (3,351)
      Other assets                                                            (1,195)
Increase in payables:
      Organization costs                                                     338,634
      Investment management fee                                              207,616
      Professional fees                                                       74,510
      Administrator fee                                                       42,955
      Administration fee                                                      27,183
      Other                                                                    6,491
-------------------------------------------------------------------------------------
NET CASH USED IN OPERATING ACTIVITIES                                   (123,586,544)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                     170,813,579
Adviser subscriptions                                                      1,000,000
Offering costs                                                                (3,751)
-------------------------------------------------------------------------------------
NET CASH PROVIDED BY FINANCING ACTIVITIES                                171,809,828

Net increase in cash and cash equivalents                                 48,223,284
Cash and cash equivalents--beginning of period                                    --
-------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                               $  48,223,284
-------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                             UBS M2 FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------


    1. ORGANIZATION

       UBS M2 Fund, L.L.C. (formerly, UBS PW M2 Fund, L.L.C.) (the "Fund") was organized as a limited liability company under the laws of Delaware on September 4, 2002. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to seek capital appreciation over the long term. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets among a select group of portfolio managers who primarily employ long/short equity strategies, including those involving foreign issuers. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner, member or shareholder along with other investors. The Fund commenced operations on February 1, 2003.

       The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Fund Advisor, L.L.C. (formerly, PW Fund Advisor, L.L.C.) ("UBSFA", the "Adviser" and, when providing services under the Administration Agreement, the "Administrator") a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and the responsibility of the day-to-day management of the Fund.

       The Adviser is an indirect wholly-owned subsidiary of UBS Americas, Inc., which is an indirect wholly-owned subsidiary of UBS AG. The Adviser is registered as an adviser under the Investment Advisers Act of 1940, as amended.

       Initial and additional applications for interests by eligible investors may be accepted at such times as the Adviser may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests in the Fund.

       The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that it will recommend to the Directors that the Fund offer to repurchase interests from Members in March 2004 and December 2004 and, thereafter, twice each year, near mid-year and year-end. Members can only transfer or assign their membership interests (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion.

    2. SIGNIFICANT ACCOUNTING POLICIES

       A. PORTFOLIO VALUATION

       Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be

                                                             UBS M2 FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------


    2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


       A. PORTFOLIO VALUATION (CONTINUED)

       determined from time to time pursuant to policies established by the Directors. The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements.

       Distributions received or withdrawals from Investment Funds, whether in the form of cash or securities, are first applied as a reduction of the investment's cost.

       B. INCOME RECOGNITION

       Interest income is recorded on the accrual basis. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis.

       C. FUND COSTS

       The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

       D. INCOME TAXES

       No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

       E. CASH AND CASH EQUIVALENTS

       Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

                                                             UBS M2 FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------


    2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       F. USE OF ESTIMATES

       The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

    3. INVESTMENT MANAGEMENT FEE, ADMINISTRATOR FEE AND RELATED PARTY
       TRANSACTIONS

       The Adviser provides investment advisory services to the Fund pursuant to an Investment Manager Agreement. Pursuant to that agreement, the Fund pays the Adviser a monthly fee (the "Investment Management Fee") at the annual rate of 1.45% of the Fund's net assets, excluding assets attributable to the Adviser and the Administrator. The Administrator provides certain administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays the Administrator a monthly fee (the "Administrator Fee") at an annual rate of 0.30% of the Fund's net assets, excluding assets attributable to the Administrator's and the Adviser's capital account. The Administrator Fee and the Investment Management Fee will be paid to the Administrator out of the Fund's assets and debited against the Members' capital accounts, excluding net assets attributable to the Administrator and the Adviser capital account. A portion of the Investment Management Fee and the Administrator Fee is paid by UBSFA to its affiliates.

       UBS Financial Services, Inc. (formerly, UBS PaineWebber, Inc.) ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

       The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Investment Management Fee and the Administrator Fee which are similarly allocated to all Members' other than the Adviser as described above.

       The Adviser has voluntarily undertaken to bear certain initial organization and offering expense otherwise borne by the Fund and its Members during the Funds' first twelve months of operations. The Adviser's undertaking provides that Members will not bear initial organization and offering expenses in excess of 0.25% of total Members capital as a result of the Fund's start-up.

       Organization costs are expensed and offering costs are charged to Members' capital as incurred based on the undertaking provided above.

                                                             UBS M2 FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------


    3. INVESTMENT MANAGEMENT FEE, ADMINISTRATOR FEE AND RELATED PARTY TRANSACTIONS (CONTINUED)

       In order to achieve a more equitable distribution of the impact of these costs, the Fund has either credited to or debited against the Members' capital accounts the sum of such initial costs based on each individual Member's percentage of capital in the Fund. The reallocation of these costs will occur for the first twelve months after the initial closing date of the Fund.

       Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Fund for the period ended June 30, 2003 were $8,750.

       PFPC Trust Company (an affiliate of PNC Bank, NA) serves as the custodian of the Fund's assets and provides custodial services for the Fund.

       PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Accounting and Investor Servicing Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon
       (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

    4. SECURITIES TRANSACTIONS

       Aggregate purchases of Investment Funds for the period ended June 30, 2003, amounted to $123,000,000.

       The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedules K-1.

    5. INVESTMENTS

       As of June 30, 2003, the Fund had investments in Investment Funds, none of which were related parties. The Fund's investments are summarized below based on the investment objectives of the specific Investment Funds at June 30, 2003.

       INVESTMENT OBJECTIVE                COST                 FAIR VALUE
       --------------------                ----                 ----------
       Long/Short Equity               $123,000,000            $126,066,532

                                                             UBS M2 FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------


    5. INVESTMENTS (CONTINUED)

       The following table lists the Fund's investments in Investment Funds as of June 30, 2003. The agreements related to investments in Investment
       Funds provide for compensation to the general partners/managers in the form of management fees of between 1% and 2% (per annum) of net assets and performance incentive fees or allocations range from 15% to 20% of net profits earned. The Investment Funds provide for periodic redemptions, with lock up provisions of up to two years from initial investment. Detailed information about the Investment Funds' portfolios is not available.

                                                                      UNREALIZED
                                                                      GAIN/(LOSS)                            % OF
                                                                         FROM                              MEMBERS'
INVESTMENT FUND:                                        COST          INVESTMENTS     FAIR VALUE         CAPITAL      LIQUIDITY
----------------                                        ----          -----------     ----------         -------      ---------
Alson Signature Fund I, L.P.                        $ 13,500,000     $     285,161     $ 13,785,161        7.94%      Quarterly
Andor Diversified Growth Perennial Fund, L.P.          4,500,000          (493,810)       4,006,190        2.31       Quarterly
Argus Healthcare Partners, L.P.                        7,000,000           111,381        7,111,381        4.10     Semi-Annually
Arience Captial Partners I, L.P.                       7,000,000           330,883        7,330,883        4.22       Quarterly
CMK Capital Fund I, L.P.                               5,000,000            40,369        5,040,369        2.90       Quarterly
Copper Arch Fund, L.P.                                11,500,000           607,112       12,107,112        6.97       Quarterly
Crescendo European Fund, LTD                           7,000,000            13,777        7,013,777        4.04        Monthly
Hornet Fund, L.P.                                     11,000,000           (51,271)      10,948,729        6.31       Quarterly*
DMG Legacy Institutional Fund, L.L.C.                 13,500,000           815,711       14,315,711        8.25       Quarterly
Meditor European Hedge Fund, LTD                       3,000,000           483,294        3,483,294        2.01        Monthly
Pequot Telecommunications and Media Fund, L.P.         4,500,000           (52,216)       4,447,784        2.56       Quarterly
Sirios Capital Partners II, L.P.                      15,000,000           541,208       15,541,208        8.95       Annually
SLS Investors, L.P.                                    2,000,000            96,097        2,096,097        1.21     Semi-Annually
The Pegasus Fund, LTD                                 13,000,000            77,267       13,077,267        7.53        Monthly
Whitney New Japan Investors, LTD                       5,500,000           261,569        5,761,569        3.32       Quarterly
                                                    ------------     -------------     ------------      ------
TOTAL                                               $123,000,000     $   3,066,532      126,066,532       72.62
                                                    ============     =============
OTHER ASSETS, LESS LIABILITIES                                                           47,530,441       27.38
                                                                                       ------------      ------
MEMBERS' CAPITAL                                                                       $173,596,973      100.00%
                                                                                       ============      ======

* Quarterly with 2 year lock-up subject to each contribution.

    6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

       In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

                                                             UBS M2 FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------


    7. FINANCIAL HIGHLIGHTS

       The following represents the ratios to average net assets and other supplemental information for the period indicated:

                                                                             PERIOD FROM
                                                                           FEBRUARY 1, 2003
                                                                           (COMMENCEMENT OF
                                                                          OPERATIONS) THROUGH
                                                                             JUNE 30, 2003
                                                                             (UNAUDITED)
                                                                          -------------------

       Ratio of net investment loss to average net assets***                   (2.83%)*
       Ratio of total expenses to average net assets***                         3.02%*
       Portfolio turnover                                                       0.00%
       Total Return**                                                           1.04%
       Net asset value at end of period                                      $173,596,973

       *   Annualized.
       ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.
       *** The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.

    8. SUBSEQUENT EVENTS

       Effective July 1, 2003, the Fund purchased $43,500,000 in interests of Investment Funds and received proceeds from Members' subscriptions of $27,494,856.

ITEM 2.  CODE OF ETHICS.

Not applicable.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).


   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

   (a)(1) Not applicable.

   (a)(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS M2 Fund L.L.C.
--------------------------------------------------------------------------------

By (Signature and Title)*  /s/ Mitchell Tanzman
                           -----------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

By (Signature and Title)*  /s/ Gregory Brousseau
                           -----------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date                       AUGUST 26, 2003
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Mitchell Tanzman
                         -------------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

By (Signature and Title)*  /s/ Gregory Brousseau
                         -------------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date                       AUGUST 26, 2003
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Mascis
                         -------------------------------------------------------
                           Michael Mascis, Chief Financial Officer
                           (principal financial officer)

Date                       AUGUST 26, 2003
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.